Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” to our principal executive officer (“PEO”) and the average “compensation actually paid” to our non-PEO named executive officers (“Non-PEO NEOs”) and certain financial performance of the Company.
For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to
“—Compensation Discussion and Analysis
.”

									Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Mr. Bird (1)	Compensation Actually Paid to Mr. Bird (2)	Summary Compensation Table Total for Mr. DeBerry (3)	Compensation Actually Paid to Mr. DeBerry (4)	Summary Compensation Table Total for Mr. Anderson (5)	Compensation Actually Paid to Mr. Anderson (6)	Average Summary Compensation Table Total for Non- PEO NEOs (7)	Average Compensation Actually Paid to Non- PEO NEOs (8)	Total Shareholder Return (9)	Peer Group Total Shareholder Return (10)	Net Income (11)	Adjusted EBITDA (12)
2024	$9,088,647	$7,720,843	—	—	$2,873,972	$1,777,490	$2,649,647	$2,396,743	$29.78	$102.35	$140,325,000	$138,500,000
2023	$3,739,195	$2,000,342	—	—	—	—	$1,477,500	$708,151	$49.61	$116.80	$604,000	$46,542,000
2022	$4,056,407	$3,246,493	—	—	—	—	$2,278,770	$1,928,341	$57.92	$114.74	$443,000	$29,973,000
2021	—	—	$6,083,948	$(165,868)	—	—	$1,734,119	$(302,041)	$41.95	$69.75	($127,996,000)	$15,229,000
2020	—	—	$3,985,828	$585,955	—	—	$2,065,660	$1,125,211	$63.14	$58.11	($30,768,000)	$31,707,000

(1)
The dollar amount reported in this column is the amount reported for Mr. Bird in the “Total” column of our Summary Compensation Table for 2022, 2023 and 2024, respectively. Mr. Anderson began serving as our principal executive officer on September 9, 2024.

(2)
The dollar amount reported in this column represents the amount of “compensation actually paid” to Mr. Bird, as computed in accordance with Item 402(v) of Regulation
S-K
and does not reflect the total compensation actually realized or received by Mr. Bird. In accordance with these rules, for 2024, this amount reflects “Total” as set forth in the Summary Compensation Table, adjusted as shown below. Information on the calculation of such amount for 2022 is included in our
2023 Proxy
Statement
and information on the calculations of such amount for 2023 is included in our 2024 Proxy Statement. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to Mr. Bird	2024
2024 Summary Compensation Table Total	$9,088,647
Less, value of Stock Awards reported in 2024 Summary Compensation Table	—
Plus, year-end fair value of outstanding and unvested equity awards granted in 2024	—
Plus, fair value as of vesting date of equity awards granted and vested in 2024	—
Plus (less), change in fair value from December 31, 2023 to December 31, 2024 of outstanding and unvested equity awards granted in prior years	—
Plus (less), change in fair value from December 31, 2023 to the vesting date of equity awards granted in prior years that vested in the year	($1,367,804)
Less, December 31, 2023 fair value for any equity awards forfeited in 2024	—

2024 Compensation Actually Paid to Mr. Bird	$7,720,843

(3)	The dollar amounts reported in this column are the amounts reported for Mr. DeBerry in the “Total” column of our Summary Compensation Table for 2021 and 2020.
(4)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. DeBerry, as computed in accordance with Item 402(v) of Regulation
S-K
and do not reflect the total compensation actually realized or received by Mr. DeBerry. Information on the calculation of such amounts is included in our 2023 Proxy Statement.

(5)	The dollar amount reported in this column is the amount reported for Mr. Anderson in the “Total” column of our Summary Compensation Table for 2024.

(6)
The dollar amount reported in this column represents the amount of “compensation actually paid” to Mr. Anderson, as computed in accordance with Item 402(v) of Regulation
S-K
and does not reflect the total compensation actually realized or received
by Mr. Anderson. In accordance with these rules, for 2024, this amount reflects “Total” as set forth in the Summary Compensation Table, adjusted as shown below. For purposes of calculating the change in fair value from December 31, 2023 to the vesting date of pre-Merger stock options granted in prior years that vested in 2024, fair value was calculated based on the intrinsic value of such unvested stock options as of December 31, 2024 based on a third party valuation of Legacy Innovex’s common stock as of such date.

Compensation Actually Paid to Mr. Anderson	2024
2024 Summary Compensation Table Total	$2,873,972
Less, value of Stock Awards reported in 2024 Summary Compensation Table	$1,757,875
Plus, year-end fair value of outstanding and unvested equity awards granted in 2024	$1,405,703
Plus, fair value as of vesting date of equity awards granted and vested in 2024	$7,194
Plus (less), change in fair value from December 31, 2023 to December 31, 2024 of outstanding and unvested equity awards granted in prior years	$(594,974)
Plus (less), change in fair value from December 31, 2023 to the vesting date of equity awards granted in prior years that vested in the year	$(156,530)
Less, December 31, 2023 fair value for any equity awards forfeited in 2024	—

2024 Compensation Actually Paid to Mr. Anderson	$1,777,490

(7)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Bird in 2023 and 2022 and excluding Mr. DeBerry in 2021 and 2020 and excluding the Legacy Innovex NEOs for all years except for 2024) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2024, Messrs. Reed, Reddout, McClure, Webster and Underwood; (ii) for 2023 and 2022, Messrs. McClure, Webster and Underwood; and (ii) for 2021 and 2020, Messrs. Bird, Kumar and Webster.

(8)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs set forth in footnote 5 for each year, as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with these rules, for 2024 these amounts reflect “Total” as set forth in the Summary Compensation Table, adjusted as shown below. Information on the calculation of such amounts for 2020-2022 is included in our 2023 Proxy Statement and information on the calculations
of such amounts for 2023 is included in our 2024 Proxy Statement. For purposes of calculating the change in fair value from December 31, 2023 to the vesting date of pre-Merger stock options granted to the Legacy Innovex non-PEO NEOs in prior years that vested in 2024, fair value was calculated based on the intrinsic value of such unvested stock options as of December 31, 2024 based on a third party valuation of Legacy Innovex’s common stock as of such date.

Average Compensation Actually Paid to Non-PEO NEOs	2024
Average 2024 Summary Compensation Table Total	$2,649,647
Less, average value of Stock Awards reported in Summary Compensation Table	$662,375
Plus, average year-end fair value of outstanding and unvested equity awards granted in 2024	$527,130
Plus, average fair value as of vesting date of equity awards granted and vested in 2024	$5,595
Plus (less), average change in fair value from December 31, 2023 to December 31, 2024 of outstanding and unvested equity awards granted in prior years	$198,318
Plus (less), average change in fair value from December 31, 2023 to the vesting date of equity awards granted in prior years that vested in the year	$(321,572)
Less, prior year-end fair value for any equity awards forfeited in the year	—

Average Compensation Actually Paid to Non-PEO NEOs	$2,396,743

(9)
Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.

(10)	The peer group used for this purpose is the VanEck OIH Index.
(11)	The dollar amounts reported represent the amount of net income (or loss) reflected in the Company’s audited financial statements for the applicable year.
(12)
Adjusted EBITDA is net income excluding income taxes, interest income and expense, depreciation and amortization expense, and adjusted to remove any one-time
irregular items, whether gains or losses, including but not limited to stock-based compensation, significant litigation expense, goodwill impairments, asset write-downs, gain on any sale or divestiture of assets or businesses, restructuring costs and foreign exchange gains or losses.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2024, Messrs. Reed, Reddout, McClure, Webster and Underwood; (ii) for 2023 and 2022, Messrs. McClure, Webster and Underwood; and (ii) for 2021 and 2020, Messrs. Bird, Kumar and Webster.
Peer Group Issuers, Footnote	The peer group used for this purpose is the VanEck OIH Index.
PEO Total Compensation Amount	$ 2,873,972
PEO Actually Paid Compensation Amount	$ 1,777,490
Adjustment To PEO Compensation, Footnote
(2)
The dollar amount reported in this column represents the amount of “compensation actually paid” to Mr. Bird, as computed in accordance with Item 402(v) of Regulation
S-K
and does not reflect the total compensation actually realized or received by Mr. Bird. In accordance with these rules, for 2024, this amount reflects “Total” as set forth in the Summary Compensation Table, adjusted as shown below. Information on the calculation of such amount for 2022 is included in our
2023 Proxy
Statement
and information on the calculations of such amount for 2023 is included in our 2024 Proxy Statement. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to Mr. Bird	2024
2024 Summary Compensation Table Total	$9,088,647
Less, value of Stock Awards reported in 2024 Summary Compensation Table	—
Plus, year-end fair value of outstanding and unvested equity awards granted in 2024	—
Plus, fair value as of vesting date of equity awards granted and vested in 2024	—
Plus (less), change in fair value from December 31, 2023 to December 31, 2024 of outstanding and unvested equity awards granted in prior years	—
Plus (less), change in fair value from December 31, 2023 to the vesting date of equity awards granted in prior years that vested in the year	($1,367,804)
Less, December 31, 2023 fair value for any equity awards forfeited in 2024	—

2024 Compensation Actually Paid to Mr. Bird	$7,720,843

(6)
The dollar amount reported in this column represents the amount of “compensation actually paid” to Mr. Anderson, as computed in accordance with Item 402(v) of Regulation
S-K
and does not reflect the total compensation actually realized or received
by Mr. Anderson. In accordance with these rules, for 2024, this amount reflects “Total” as set forth in the Summary Compensation Table, adjusted as shown below. For purposes of calculating the change in fair value from December 31, 2023 to the vesting date of pre-Merger stock options granted in prior years that vested in 2024, fair value was calculated based on the intrinsic value of such unvested stock options as of December 31, 2024 based on a third party valuation of Legacy Innovex’s common stock as of such date.

Compensation Actually Paid to Mr. Anderson	2024
2024 Summary Compensation Table Total	$2,873,972
Less, value of Stock Awards reported in 2024 Summary Compensation Table	$1,757,875
Plus, year-end fair value of outstanding and unvested equity awards granted in 2024	$1,405,703
Plus, fair value as of vesting date of equity awards granted and vested in 2024	$7,194
Plus (less), change in fair value from December 31, 2023 to December 31, 2024 of outstanding and unvested equity awards granted in prior years	$(594,974)
Plus (less), change in fair value from December 31, 2023 to the vesting date of equity awards granted in prior years that vested in the year	$(156,530)
Less, December 31, 2023 fair value for any equity awards forfeited in 2024	—

2024 Compensation Actually Paid to Mr. Anderson	$1,777,490

Non-PEO NEO Average Total Compensation Amount	$ 2,649,647	$ 1,477,500	$ 2,278,770	$ 1,734,119	$ 2,065,660
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,396,743	708,151	1,928,341	(302,041)	1,125,211
Adjustment to Non-PEO NEO Compensation Footnote
(8)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs set forth in footnote 5 for each year, as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with these rules, for 2024 these amounts reflect “Total” as set forth in the Summary Compensation Table, adjusted as shown below. Information on the calculation of such amounts for 2020-2022 is included in our 2023 Proxy Statement and information on the calculations
of such amounts for 2023 is included in our 2024 Proxy Statement. For purposes of calculating the change in fair value from December 31, 2023 to the vesting date of pre-Merger stock options granted to the Legacy Innovex non-PEO NEOs in prior years that vested in 2024, fair value was calculated based on the intrinsic value of such unvested stock options as of December 31, 2024 based on a third party valuation of Legacy Innovex’s common stock as of such date.

Average Compensation Actually Paid to Non-PEO NEOs	2024
Average 2024 Summary Compensation Table Total	$2,649,647
Less, average value of Stock Awards reported in Summary Compensation Table	$662,375
Plus, average year-end fair value of outstanding and unvested equity awards granted in 2024	$527,130
Plus, average fair value as of vesting date of equity awards granted and vested in 2024	$5,595
Plus (less), average change in fair value from December 31, 2023 to December 31, 2024 of outstanding and unvested equity awards granted in prior years	$198,318
Plus (less), average change in fair value from December 31, 2023 to the vesting date of equity awards granted in prior years that vested in the year	$(321,572)
Less, prior year-end fair value for any equity awards forfeited in the year	—

Average Compensation Actually Paid to Non-PEO NEOs	$2,396,743

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Relative TSR
Free Cash Flow
Adjusted EBITDA

Total Shareholder Return Amount	$ 29.78	49.61	57.92	41.95	63.14
Peer Group Total Shareholder Return Amount	102.35	116.8	114.74	69.75	58.11
Net Income (Loss)	$ 140,325,000	$ 604,000	$ 443,000	$ (127,996,000)	$ (30,768,000)
Company Selected Measure Amount	138,500,000	46,542,000	29,973,000	15,229,000	31,707,000
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is net income excluding income taxes, interest income and expense, depreciation and amortization expense, and adjusted to remove any one-time
	irregular items, whether gains or losses, including but not limited to stock-based compensation, significant litigation expense, goodwill impairments, asset write-downs, gain on any sale or divestiture of assets or businesses, restructuring costs and foreign exchange gains or losses.
Mr Bird [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,088,647	$ 3,739,195	$ 4,056,407
PEO Actually Paid Compensation Amount	$ 7,720,843	$ 2,000,342	$ 3,246,493
PEO Name	Mr. Bird	Mr. Bird	Mr. Bird
Mr. DeBerry [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 6,083,948	$ 3,985,828
PEO Actually Paid Compensation Amount				$ (165,868)	$ 585,955
PEO Name				Mr. DeBerry	Mr. DeBerry
Mr. Anderson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,873,972
PEO Actually Paid Compensation Amount	$ 1,777,490
PEO Name	Mr. Anderson	Mr. Anderson	Mr. Anderson
Mr. Anderson [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,757,875
Mr. Anderson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,405,703
Mr. Anderson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,194
Mr. Anderson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(594,974)
Mr. Anderson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(156,530)
PEO | Mr Bird [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,367,804)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	662,375
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	527,130
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,595
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	198,318
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (321,572)